Foreign Currency Translation and Transaction Net Gains or Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Intercompany Foreign Currency Balance [Line Items]
Foreign currency translation and transaction gains (losses) included in other income (expenses)-other, net	¥ 4,563	¥ (60,514)	¥ (37,417)